Segment Information - Long-lived Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets
Long-Lived Assets	$ 17,706	$ 21,688
United States [Member]
Long-lived assets
Long-Lived Assets	5,481	7,252
Australia [Member]
Long-lived assets
Long-Lived Assets	2,895	5,510
Peru [Member]
Long-lived assets
Long-Lived Assets	3,597	3,592
Indonesia [Member]
Long-lived assets
Long-Lived Assets	2,782	2,719
Ghana [Member]
Long-lived assets
Long-Lived Assets	2,440	2,189
Other Countries [Member]
Long-lived assets
Long-Lived Assets	$ 511	$ 426